UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response:.21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	December 31, 2007

Date of reporting period:	March 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

Premier VIT NFJ Dividend Value Portfolio

March 31, 2007 (unaudited)

Shares		Value *
COMMON STOCK—97.8%
	Apparel—1.9%
450	V. F. Corp.	$37,179

	Appliances—1.8%
400	Whirlpool Corp.	33,964

	Banking—9.2%
700	Bank of America Corp.	35,714
1,000	KeyCorp.	37,470
2,050	Regions Financial Corp.	72,509
600	Wachovia Corp.	33,030
		178,723

	Chemicals—3.9%
1,500	Dow Chemical Co.	68,790
200	Lyondell Chemical Co.	5,994
		74,784

	Computer Hardware—3.6%
400	International Business Machines Corp.	37,704
1,400	Seagate Technology, Inc.	32,620
		70,324

	Consumer Products—6.5%
600	Kimberly-Clark Corp.	41,094
1,700	Mattel, Inc.	46,869
700	Stanley Works	38,752
		126,715

	Drugs & Medical Products—8.0%
750	GlaxoSmithKline PLC ADR	41,445
900	Merck & Co., Inc.	39,753
2,900	Pfizer, Inc.	73,254
		154,452

	Financial Services—9.1%
500	Freddie Mac	29,745
850	JPMorgan Chase & Co.	41,123
475	Morgan Stanley	37,411
1,700	Washington Mutual, Inc.	68,646
		176,925

	Food & Beverage—8.2%
800	Anheuser-Busch Companies, Inc.	40,368
800	Coca-Cola Co.	38,400
800	HJ Heinz Co.	37,696
1,100	SUPERVALU, Inc.	42,977
		159,441

	Insurance—5.8%
600	Allstate Corp.	36,036
600	Lincoln National Corp.	40,674
700	Travelers Companies, Inc.	36,239
		112,949

	Machinery—2.3%
400	Deere & Co.	43,456

	Media—1.9%
1,200	CBS Corp., Class B	36,708

Shares		Value *
	Oil & Gas—13.8%
900	Anadarko Petroleum Corp.	$38,682
550	Chevron Corp.	40,678
500	ConocoPhillips	34,175
800	Marathon Oil Corp.	79,064
800	Occidental Petroleum Corp.	39,448
300	PetroChina Company Ltd. ADR	35,127
		267,174

	Printing—1.9%
1,000	R.R. Donnelley & Sons Co.	36,590

	Real Estate—2.0%
900	Duke Realty Corp., REIT	39,123

	Telecommunications—6.0%
1,069	AT&T, Inc.	42,151
950	Verizon Communications, Inc.	36,024
2,616	Windstream Corp.	38,429
		116,604

	Tobacco—3.6%
400	Altria Group, Inc.	35,124
550	Reynolds American, Inc.	34,325
		69,449

	Transportation—2.1%
800	Norfolk Southern Corp.	40,480

	Utilities—6.2%
800	KeySpan Corp.	32,920
700	Sempra Energy	42,707
700	TXU Corp.	44,870
		120,497

	Total Common Stock (cost—$1,473,346)	1,895,537

Principal
Amount
(000)
SHORT-TERM INVESTMENT—2.2%
	Repurchase Agreement—2.2%
$43	State Street Bank & Trust Co., dated 3/30/07, 4.90%, due 4/2/07, proceeds $43,018; collateralized by $45,000 Federal Home Loan Bank, 5.125%, 6/18/08, valued at $45,675 including accrued interest (cost $43,000)	43,000

	Total Investments (cost—$1,516,346)—100.0%	1,938,537
	Other assets less liabilities—0.0%	119
	Net Assets 100.0%	$1,938,656

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*   Portfolio securities and other financial instruments for which market quotations are not readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial insturments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00p.m. eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

Schedule of Investments

Premier VIT OpCap Balanced Portfolio

March 31, 2007 (unaudited)

Shares		Value*
COMMON STOCK—68.3%
	Aerospace/Defense—3.0%
9,800	Boeing Co.	$871,318

	Building/Construction—3.4%
23,300	Centex Corp.	973,474

	Commercial Services (a)—1.5%
11,400	ChoicePoint, Inc.	426,702

	Computer Services (a)—3.4%
70,500	EMC Corp.	976,425

	Computer Software—1.4%
14,200	Microsoft Corp.	395,754

	Diversified Manufacturing—2.7%
9,300	Eaton Corp.	777,108

	Drug & Medical Products—6.7%
11,000	Abbott Laboratories	613,800
14,900	Roche Holdings AG ADR	1,318,650
		1,932,450
	Financial Services—6.8%
28,000	Bank of New York Co., Inc.	1,135,400
9,734	Countrywide Financial Corp.	327,452
173	Fortress Investment Group LLC, Class A	4,961
6,000	Merrill Lynch & Co., Inc.	490,020
		1,957,833
	Food & Beverage—3.0%
9,400	Coca-Cola Co.	451,200
6,400	Colgate-Palmolive Co.	427,456
		878,656
	Healthcare & Hospitals—6.7%
12,700	Aetna, Inc.	556,133
11,700	Amgen, Inc. (a)	653,796
18,800	Medimmune, Inc. (a)	684,132
3,403	Nektar Therapeutics, Inc. (a)	44,443
		1,938,504
	Insurance—4.7%
7,500	Ambac Financial Group, Inc.	647,925
7,500	Hartford Financial Services Group, Inc.	716,850
		1,364,775
	Leisure—4.3%
29,400	Royal Caribbean Cruises Ltd.	1,239,504

	Oil & Gas—8.9%
7,500	Chevron Corp.	554,700
23,300	ConocoPhillips	1,592,555
7,200	GlobalSantaFe Corp.	444,096
		2,591,351

Shares		Value*
	Real Estate (REIT)—0.6%
10,724	Annaly Mortgage Management, Inc.	$166,008

	Restaurants—2.3%
11,400	Yum! Brands, Inc.	658,464

	Retail—3.2%
6,000	Petsmart, Inc.	197,760
5,900	Walgreen Co.	270,751
9,600	Wal-Mart Stores, Inc.	450,720
		919,231
	Semi-conductors—0.8%
22,629	Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	243,262

	Telecommunications—3.5%
3,200	NII Holdings, Inc. (a)	237,376
41,700	Sprint Corp.	790,632
		1,028,008
	Utilities—1.4%
4,700	Dominion Resources, Inc.	417,219

	Total Common Stock (cost—$18,425,926)	19,756,046

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)
CORPORATE BONDS & NOTES—17.0%
	Aerospace—1.9%
$300	Boeing Capital Corp., 6.50%, 2/15/12	A2/A+	318,773
220	General Dynamics Corp., 4.50%, 8/15/10	A2/A	216,969
			535,742
	Banking—2.8%
300	Bank of America Corp., 4.375%, 12/1/10	Aa1/AA	293,406
	Citigroup, Inc.,
100	4.625%, 8/3/10	Aa1/AA	98,896
50	6.00%, 2/21/12	Aa1/AA	51,863
170	U.S. Bancorp, 4.50%, 7/29/10	Aa2/AA	167,046
210	Wachovia Corp., 4.375%, 6/1/10	Aa3/AA-	206,017
			817,228
	Chemicals—1.0%
290	EI Du Pont de Nemours, 4.125%, 4/30/10	A2/A	283,100

	Consumer Products—0.9%
	Procter & Gamble Co.,
215	3.50%, 12/15/08	Aa3/AA-	209,516
50	6.875%, 9/15/09	Aa3/AA-	52,235
			261,751
	Energy—0.5%
130	Spectra Energy Capital LLC, 7.50%, 10/1/09	Baa1/BBB	136,775

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Financial Services—4.7%
	American Express Credit Corp.,
$80	3.00%, 5/16/08	Aa3/A+	$78,119
140	5.00%, 12/2/10	Aa3/A+	139,956
160	Ameriprise Financial, Inc., 5.35%, 11/15/10	A3/A-	161,394
100	CIT Group, Inc., 4.75%, 12/15/10	A2/A	98,459
	General Electric Capital Corp.,
100	4.875%, 10/21/10	Aaa/AAA	99,475
55	6.00%, 6/15/12	Aaa/AAA	57,147
195	Goldman Sachs Group, Inc., 5.70%, 9/1/12	Aa3/AA-	198,407
	HSBC Finance Corp.,
100	4.125%, 11/16/09	Aa3/AA-	97,626
75	7.00%, 5/15/12	Aa3/AA-	80,487
170	Merrill Lynch & Co., Inc., 3.70%, 4/21/08	Aa3/AA-	167,303
200	SLM Corp., 4.50%, 7/26/10	A2/A	196,001
			1,374,374
	Food & Beverage—1.2%
180	General Mills, Inc., 6.00%, 2/15/12	Baa1/BBB+	186,183
180	Kellogg Co., 2.875%, 6/1/08	A3/BBB+	174,962
			361,145
	Insurance—0.7%
220	Berkshire Hathaway Finance Corp., 3.375%, 10/15/08	Aaa/AAA	214,162

	Machinery—0.5%
125	John Deere Capital Corp., 7.00%, 3/15/12	A2/A	135,108

	Multi-Media—1.2%
35	News America Holdings, Inc., 9.25%, 2/1/13	Baa2/BBB	41,519
80	Time Warner Entertainment Co., 7.25%, 9/1/08	Baa2/BBB+	81,746
210	Walt Disney Co., 5.70%, 7/15/11	A3/A-	214,853
			338,118
	Telecommunications—1.5%
225	Cisco Systems, Inc., 5.25%, 2/22/11	A1/A+	226,099
	Verizon Global Funding Corp.,
100	7.25%, 12/1/10	A3/A	106,812
100	7.375%, 9/1/12	A3/A	109,891
			442,802
	Waste Disposal—0.1%
25	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	25,450

	Total Corporate Bonds & Notes (cost—$4,910,558)		4,925,755

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

U.S. TREASURY NOTES—0.4%

$110	2.625%, 3/15/09 (cost—$109,579)		$106,004

U.S. GOVERNMENT AGENCY SECURITIES—0.1%

25	Fannie Mae, 6.25%, 2/1/11 (cost—$25,114)	Aaa/AAA	26,225

SHORT-TERM INVESTMENTS—12.7%

	CORPORATE NOTES—8.5%
	Aerospace/Defense—0.6%
180	Raytheon Co., 6.75%, 8/15/07	Baa1/BBB+	180,770

	Automotive—0.5%
140	DaimlerChrysler NA Holding Corp., 4.75%, 1/15/08	Baa1/BBB	139,340

	Financial Services—3.4%
150	Bear Stearns Co., Inc., 7.80%, 8/15/07	A1/A+	151,292
200	Credit Suisse First Boston USA, Inc., 5.75%, 4/15/07	Aa3/AA-	200,013
180	International Lease Finance Corp., 5.625%, 6/1/07	A1/AA-	180,049
190	JPMorgan Chase & Co., 5.25%, 5/30/07	Aa2/AA-	189,936
270	World Savings Bank FSB, 4.125%, 3/10/08	Aa1/AA	266,076
			987,366
	Multi-Media—0.3%
80	CBS Corp., 5.625%, 5/1/07	Baa3/BBB	80,009

	Oil & Gas—1.6%
190	ChevronTexaco Capital Co., 3.50%, 9/17/07	Aa2/AA	188,589
170	Marathon Oil Corp., 5.375%, 6/1/07	Baa1/BBB+	169,964
120	Valero Energy Corp., 6.125%, 4/15/07	Baa3/BBB	119,992
			478,545
	Retail—1.1%
165	CVS Corp., 3.875%, 11/1/07	Baa2/BBB+	163,554
150	Safeway, Inc., 4.80%, 7/16/07	Baa2/BBB-	149,622
			313,176
	Telecommunications—0.4%
120	New Cingular Wireless Services, Inc., 7.50%, 5/1/07	A2/A	120,180

	Transportation—0.6%
170	FedEx Corp., 2.65%, 4/1/07	Baa2/NR	170,000

	Total Corporate Notes (cost—$2,480,209)		2,469,386

Principal
Amount
(000s)		Value*

	Repurchase Agreement—4.2%
$1,214	State Street Bank & Trust Co., dated 3/30/07, 4.90%, due 4/2/07, proceeds $1,214,496; collateralized by Federal Home Loan Bank, 5.125%, due 6/18/08, valued at $ 1,238,300 including accrued interest (cost—$1,214,000)	$1,214,000

	Total Short-Term Investments (cost—$3,694,209)	3,683,386

	Total Investments (cost—$27,165,386)—98.5%	28,497,416

	Other assets less liabilities—1.5%	430,686

	Net Assets—100.0%	$28,928,102

Notes to Schedule of Investments:
(a) Non-income producing.

Glossary:
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

*  Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service, dealer quotations or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Schedule of Investments

Premier VIT OpCap Equity Portfolio

March 31, 2007 (unaudited)

Shares		Value*
	COMMON STOCK—97.5%

	Aerospace/Defense—2.2%
4,700	Boeing Co.	$417,877

	Banking—2.1%
7,900	Bank of America Corp.	403,058

	Building/Construction—1.6%
7,300	Centex Corp.	304,994

	Computers—4.6%
22,000	Hewlett-Packard Co.	883,080

	Consumer Products—1.2%
3,300	Colgate-Palmolive Co.	220,407

	Diversified Manufacturing—3.1%
4,700	Parker Hannifin Corp.	405,657
2,100	Textron, Inc.	188,580
		594,237
	Drugs & Medical Products—9.5%
8,600	Abbott Laboratories	479,880
7,300	Roche Holdings Ltd. ADR	646,050
7,900	Teva Pharmaceutical Industries Ltd. ADR	295,697
8,100	Wyeth	405,243
		1,826,870
	Electronics—2.4%
15,500	Texas Instruments, Inc.	466,550

	Financial Services—12.2%
9,200	Capital One Financial Corp.	694,232
1,900	Goldman Sachs Group, Inc.	392,597
4,000	Merrill Lynch & Co., Inc.	326,680
6,900	Wachovia Corp.	379,845
15,800	Wells Fargo & Co.	543,995
		2,337,349
	Healthcare & Hospitals—5.2%
6,700	Aetna, Inc.	293,393
2,888	Nektar Therapeutics, Inc. (a)	37,717
6,300	UnitedHealth Group, Inc.	333,711
4,000	WellPoint, Inc. (a)	324,400
		989,221
	Insurance—4.1%
3,400	Ambac Financial Group, Inc.	293,726
7,500	MBIA, Inc.	491,175
		784,901
	Metals & Mining—4.8%
9,100	Arch Coal, Inc.	279,279
6,300	Nucor Corp.	410,319
2,000	Vulcan Materials Co.	232,960
		922,558
	Multi-Media—1.6%
13,000	News Corp.	300,560

	Networking—8.4%
35,400	Cisco Systems, Inc.	903,762
51,400	EMC Corp. (a)	711,890
		1,615,652
	Oil & Gas—11.7%
5,700	Chevron Corp.	421,572
10,500	ConocoPhillips	717,675
10,700	Exxon Mobil Corp.	807,315
6,600	Weatherford International Ltd. (a)	297,660
		2,244,222
	Real Estate (REIT)—1.1%
8,100	CapitalSource, Inc.	203,553

	Retail—8.3%
12,000	Best Buy Co., Inc.	584,640
6,200	Target Corp.	367,412
5,200	V.F. Corp.	429,624
4,400	Walgreen Co.	201,916
		1,583,592
	Semi-conductors—3.3%
	Taiwan Semi-conductor Manufacturing
58,615	Co., Ltd. ADR	630,111

	Telecommunications—8.0%
13,700	AT&T, Inc.	540,191
4,700	NII Holdings, Inc. (a)	348,646
28,000	Nokia Corp. ADR	641,760
		1,530,597
	Transportation—2.1%
4,000	Union Pacific Corp.	406,200

	Total Common Stock (cost—$16,527,346)	18,665,589

Principal
Amount
(000)
	SHORT-TERM INVESTMENT—2.9%
	U.S. Government Agency
	Discount Notes—2.9%
	Federal Home Loan Bank,
$560	5.00%, 4/2/07 (cost—$559,844)	559,844

	Total Investments (cost—$17,087,190)—100.4%	19,225,433

	Liabilities in excess of other assets—(0.4)%	(73,835)

	Net Assets—100.0%	$19,151,598

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other porfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Schedule of Investments

Premier VIT OpCap Global Equity Portfolio

March 31, 2007 (unaudited)

Shares		Value*

	COMMON STOCK—98.8%

	Australia—1.0%
	Insurance—1.0%
19,700	AXA Asia Pacific Holdings Ltd.	$115,062

	Austria—2.3%
	Metals & Mining—1.5%
1,800	Boehler-Uddeholm AG	173,651

	Utilities—0.8%
2,700	Zumtobel AG (a)	91,656

	Total Austria	265,307

	Bermuda—1.7%
	Insurance—1.7%
4,000	Renaissance RE Holdings Ltd.	200,560

	Brazil—0.8%
	Oil & Gas—0.8%
900	Petroleo Brasileiro S.A. ADR	89,559

	Cayman Islands—1.6%
	Oil & Gas—1.6%
3,000	GlobalSantaFe Corp.	185,040

	France—7.4%
	Aerospace—1.4%
2,150	Zodiac S.A.	155,048

	Banking—1.3%
1,450	BNP Paribas S.A.	151,839

	Building & Construction—2.3%
1,200	Cie de Saint-Gobain	117,955
925	Lafarge S.A.	145,505
		263,460
	Insurance—1.4%
3,900	AXA	166,051

	Retail—1.0%
750	PPR S.A.	120,548

	Total France	856,946

	Germany—5.9%
	Banking—1.3%
1,100	Deutsche Bank AG	148,291

	Chemicals (a)—1.0%
4,500	Symrise AG	116,996

	Drugs & Medical Products—0.5%
400	Merck KGaA	51,709

	Retail—1.4%
2,900	Adidas AG	158,471

	Utilities—1.7%
1,900	RWE AG	201,093

	Total Germany	676,560

	Greece—1.5%
	Entertainment—1.0%
2,900	OPAP S.A.	110,355

	Financial Services—0.5%
2,500	Hellenic Exchanges S.A. Holding	57,099

	Total Greece	167,454

	Italy—2.6%
	Banking—2.6%
21,000	Banca Intesa SpA	159,794
15,200	UniCredito Italiano SpA	144,907
		304,701
	Japan—10.8%
	Automotive—1.2%
2,200	Toyota Motor Corp.	141,220

	Banking—1.4%
15,500	Shizuoka Bank Ltd.	164,913

	Electonics—1.3%
1,600	Fanuc Ltd.	148,596

	Financial Services—0.9%
19	Osaka Securities Exchange Co., Ltd.	109,274

	Insurance—1.2%
33,500	Fuji Fire & Marine Insurance Co.	138,000

	Leisure—1.3%
6,300	Sega Sammy Holdings, Inc.	147,186

	Machinery—0.8%
700	SMC Corp.	93,822

	Metals & Mining—0.7%
7,900	NSK Ltd.	75,285

Shares		Value*

	Retail—0.5%
600	Yamada Denki Co., Ltd.	$55,788

	Technology—1.5%
3,100	Canon, Inc.	166,841

	Total Japan	1,240,925

	Liberia—0.9%
	Leisure—0.9%
2,500	Royal Caribbean Cruises Ltd.	105,400

	Netherlands—1.3%
	Telecommunications—1.3%
9,500	Koninklijke (Royal) KPN NV	148,198

	New Zealand—1.0%
	Building & Construction—1.0%
14,700	Fletcher Building Ltd.	115,539

	Norway—2.2%
	Insurance—1.4%
10,400	Storebrand ASA	165,622

	Oil & Gas—0.8%
6,150	Prosafe ASA	92,589

	Total Norway	258,211

	South Korea—1.1%
	Financial Services—1.1%
1,400	Kookmin Bank ADR	126,210

	Sweden—4.3%
	Banking—0.9%
2,900	Swedbank AB	101,618

	Diversified Manufacturing—3.4%
10,900	Sandvik AB	194,062
9,300	SKF AB	193,864
		387,926

	Total Sweden	489,544

	Switzerland—7.6%
	Drugs & Medical Products—3.4%
2,000	Novartis AG	111,967
1,550	Roche Holdings AG	275,915
		387,882
	Financial Services—2.3%
3,700	Credit Suisse Group	266,918

	Food—1.9%
550	Nestle S.A.	214,774

	Total Switzerland	869,574

	United Kingdom—6.4%
	Banking—1.9%
12,200	HSBC Holdings PLC	213,702

	Software—1.6%
36,500	Sage Group PLC	185,844

	Telecommunications—2.9%
19,700	BT Group PLC	117,938
80,000	Vodafone Group PLC	213,974
		331,912

	Total United Kingdom	731,458

	United States—38.4%
	Banking—2.8%
3,800	Bank of New York Co., Inc.	154,090
2,200	Capital One Financial Corp.	166,012
		320,102
	Building & Construction—1.4%
4,000	Centex Corp.	167,120

	Commercial Services (a)—1.1%
3,500	ChoicePoint, Inc.	131,005

	Computers (a)—2.4%
4,000	Dell, Inc.	92,840
13,000	EMC Corp.	180,050
		272,890
	Cosmetics—1.3%
2,200	Colgate-Palmolive Co.	146,938

	Diversified Manufacturing—2.7%
2,050	Eaton Corp.	171,298
1,675	Parker Hannifin Corp.	144,569
		315,867
	Financial Services—4.4%
2,826	Fortress Investment Group LLC	81,050
2,900	JPMorgan Chase & Co.	140,302
2,300	MBIA, Inc.	150,627
1,600	Merrill Lynch & Co., Inc.	130,672
		502,651
	Healthcare—5.5%
6,000	Medimmune, Inc. (a)	218,340
1,881	Nektar Therapeutics, Inc. (a)	24,566

Shares		Value*

3,600	UnitedHealth Group, Inc.	$190,692
2,500	Wellpoint, Inc. (a)	202,750
		636,348
	Insurance—1.3%
2,500	Allstate Corp.	150,150

	Oil & Gas—4.9%
2,350	Chevron Corp.	173,806
5,700	ConocoPhillips	389,595
		563,401
	Restaurants—1.0%
1,900	Yum! Brands, Inc.	109,744

	Retail—3.4%
2,000	Tiffany & Co.	90,960
3,000	Walgreen Co.	137,670
3,500	Wal-Mart Stores, Inc.	164,325
		392,955
	Software—0.9%
3,600	Microsoft Corp.	100,332

	Telecommunications—4.4%
4,650	AT&T, Inc.	183,350
11,000	Motorola, Inc.	194,370
6,500	Sprint Corp.	123,240
		500,960
	Utilities—0.9%
1,150	Dominion Resources, Inc.	102,085

	Total United States	4,412,548

	Total Common Stock (cost—$9,754,308)	11,358,796

Principal
Amount
(000s)

	SHORT-TERM INVESTMENT—0.9%
	U.S. Government Agency
	Discount Note—0.9%
$100	Federal Home Loan Bank, 5.00%, 4/2/07 (cost—$99,972)	99,972

	Total Investments (cost—$9,854,280) (b)—99.7%	11,458,768

	Other assets less liabilities—0.3%	40,373

	Net Assets—100.0%	$11,499,141

Notes to Schedule of Investments:
(a) Non-income producing.

(b) Fair valued security—Securities with an aggregate  value of $6,122,483, representing 53.24% of net  assets, have been fair valued utilizing modeling tools  provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

*  Portfolio securities and other financial instruments for which  market quotations are readily available are stated at market value.  Portfolio securities and other financial instruments for which  market quotations are not readily available or if a development/ event occurs that may significantly impact the value of a security,  are fair-valued, in good faith, pursuant to guidelines established by  the Board of Trustees.  Portfolio securities and other financial instruments listed on a national securities exchange or  traded in the over-the-counter National Market System are valued  each business day at the last reported sales price; if there are no  such reported sales, the securities are valued at their last quoted  bid price. Other porfolio securities traded over-the-counter and not  part of the National Market System are valued at their last quoted  bid price. Short-term securities maturing in 60 days or less are  valued at amortized cost, if their original term to maturity was 60  days or less or by amortizing their value on the 61st day prior to  maturity if the original term to maturity exceeded 60 days. The  prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The  Portfolio’s net asset value is determined daily at the close of  regular trading (normally, 4:00 p.m. Eastern Time) on the New York  Stock Exchange (“NYSE”) on each day the NYSE is open for  business.

The prices of certain portfolio securities or other financial  instruments may be determined at a time prior to the close of regular trading on the NYSE. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by a third- party vendor. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. The Portfolio has retained a statistical research services to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of market and other economic data to assist in making fair value estimates. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Portfolio. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities.

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2007 (unaudited)

Shares		Value*

COMMON STOCK—60.7%

	Aerospace/Defense—1.6%
43,000	Boeing Co.	$3,823,130

	Apparel & Textiles—0.7%
20,100	V.F. Corp.	1,660,662

	Banking—1.5%
65,800	Wachovia Corp.	3,622,290

	Building/Construction—2.5%
147,200	Centex Corp.	6,150,016

	Computers—5.1%
456,160	EMC Corp. (h)	6,317,816
152,000	Hewlett-Packard Co.	6,101,280
		12,419,096
	Diversified Manufacturing—1.9%
21,400	Parker Hannifin Corp.	1,847,034
32,900	Textron, Inc.	2,954,420
		4,801,454
	Drugs & Medical Products—4.6%
59,500	Roche Holdings AG ADR	5,265,750
60,800	Teva Pharmaceutical Industries Ltd. ADR	2,275,744
74,000	Wyeth	3,702,220
		11,243,714
	Financial Services—8.7%
32,300	Capital One Financial Corp.	2,437,358
14,800	Goldman Sachs Group, Inc.	3,058,124
81,100	JPMorgan Chase & Co.	3,923,618
50,200	MBIA, Inc.	3,287,598
27,200	Merrill Lynch & Co., Inc.	2,221,424
188,300	Wells Fargo & Co.	6,483,169
		21,411,291
	Healthcare & Hospitals—4.8%
81,600	Aetna, Inc.	3,573,264
153,700	UnitedHealth Group, Inc.	8,141,489
		11,714,753
	Metals & Mining—1.6%
129,000	Arch Coal, Inc.	3,959,010

	Multi-Media—2.2%
233,100	News Corp.	5,389,272

	Oil & Gas—6.3%
99,600	ConocoPhillips	6,807,660
90,900	Exxon Mobil Corp.	6,858,405
28,400	GlobalSantaFe Corp.	1,751,712
		15,417,777

Shares		Value*

	Retail—4.3%
90,600	Best Buy Co., Inc.	$4,414,032
41,200	Kohl’s Corp. (h)	3,156,332
49,800	Target Corp.	2,951,148
		10,521,512
	Semi-conductors—3.5%
506,162	Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	5,441,241
107,400	Texas Instruments, Inc.	3,232,740
		8,673,981
	Telecommunications—9.1%
64,400	AT&T, Inc.	2,539,292
273,000	Cisco Systems, Inc. (h)	6,969,690
58,020	NII Holdings, Inc. (h)	4,303,924
225,200	Nokia Corp. ADR	5,161,584
174,900	Sprint Corp.	3,316,104
		22,290,594
	Transportation—2.3%
56,000	Union Pacific Corp.	5,686,800

	Total Common Stock (cost—$136,442,197)	148,785,352

U.S. GOVERNMENT AGENCY SECURITIES—13.8%

Principal
Amount
(000)
	Fannie Mae,
$ 100	4.674%, 5/25/35	99,126
3,940	5.00%, 6/1/18	3,895,599
723	5.00%, 1/1/20	713,898
963	5.00%, 4/1/21	949,289
907	5.00%, 9/1/35	877,415
5,772	5.00%, 3/1/36	5,582,434
1,000	5.00%, 12/31/37 (d)	965,938
59	5.50%, 6/1/16	59,777
106	5.50%, 1/1/17	106,952
103	5.50%, 3/1/17	103,074
10	5.50%, 2/1/33	10,413
24	5.50%, 2/1/34	23,757
21	5.50%, 5/1/34	20,856
365	5.50%, 11/1/34	361,716
8,591	5.50%, 2/1/35	8,516,113
1,837	5.50%, 3/1/35	1,820,009
341	5.50%, 6/1/35	337,331
628	5.50%, 9/1/35	622,092
921	5.627%, 5/1/36	930,829
312	6.00%, 6/1/16	317,213
5	6.00%, 7/1/16	4,697
5	6.00%, 8/1/16	5,351
13	6.00%, 10/1/16	13,236
190	6.00%, 12/1/16	193,152

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$8	6.00%, 1/1/17		$8,591
7	6.00%, 2/1/17		7,588
30	6.00%, 3/1/17		30,119
102	6.00%, 4/1/17		104,154
19	6.00%, 5/1/17		19,210
7	6.00%, 7/1/17		6,671
98	6.00%, 11/1/17		99,711
33	6.00%, 9/1/32		33,257
859	6.00%, 6/1/36		865,871
28	6.00%, 8/1/36		27,918
50	6.00%, 10/1/36		50,410
2,000	6.00%, 12/1/37 (d)		2,014,376
152	6.333%, 9/1/40		155,667
52	7.197%, 9/1/39		53,084
	Freddie Mac,
647	4.50%, 10/15/22		641,630
189	5.00%, 11/1/18		186,613
34	5.77%, 11/15/30		34,252
104	6.00%, 3/1/16		105,762
132	6.00%, 8/15/32		131,725
131	6.00%, 9/15/32		130,661
1,000	6.00%, 12/1/37 (d)		1,007,812
50	6.083%, 2/25/45		50,180
3	7.188%, 7/1/30		3,476
	Government National Mortgage Association,
220	4.75%, 2/20/32		220,186
551	5.375%, 5/20/30		558,185
96	5.50%, 7/20/30		97,744
27	5.82%, 9/20/30		26,913
14	6.00%, 11/20/28		13,830
4	6.00%, 11/20/31		4,222
583	6.00%, 6/20/34		589,972
69	6.125%, 10/20/29		69,524

	Total U.S. Government Agency Securities (cost—$34,218,994)		33,879,581

CORPORATE BONDS & NOTES—6.9%

	Airlines—0.9%
	United Air Lines, Inc.
1,861	8.03%, 1/1/13	B3/B	2,093,411
398	11.56%, 5/27/24 (e)(i)	NR/NR	71,581
			2,164,992
	Automotive—0.0%
100	DaimlerChrysler NA Holding Corp., 5.69%, 3/13/09, FRN	Baa1/BBB	100,174

	Banking—2.1%
	Bank of America Corp., FRN,
800	5.36%, 9/25/09	Aa1/AA	800,644
100	5.37%, 11/6/09	Aa1/AA	99,912
500	Bank of America NA, 5.35%, 12/18/08, FRN	Aaa/AA+	499,550
300	ICICI Bank Ltd., 5.90%, 1/12/10, FRN (b)(c)	Baa2/BBB-	300,348
800	Korea Development Bank, 5.49%, 4/3/10, FRN (d)	A3/A	799,772

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Banking—(continued)
¥200,000	Landwirtschaftliche Rentenbank, Ser. EMTN, 0.65%, 9/30/08	Aaa/AAA	$1,699,519
$100	Resona Bank Ltd., 5.85%, 4/15/16, VRN (b)(c)	Baa1/BBB	99,511
400	Santander U.S. Debt S.A. Unipersonal, 5.408%, 11/20/09, FRN (b)(c)	Aa3/AA	400,134
	Wachovia Corp.,
300	5.41%, 12/1/09, FRN	Aa3/AA-	300,185
100	5.625%, 10/15/16	A1/A+	100,434
100	Westpac Banking Corp., Ser. DPNT, 5.28%, 6/6/08, FRN	Aa3/AA	100,007
			5,200,016
	Financial Services—2.7%
570	American Honda Finance Corp., 5.41%, 2/9/10, FRN (b)(c)	Aa3/A+	569,406
	Citigroup, Inc., FRN,
100	5.38%, 12/28/09	Aa1/AA-	99,937
300	5.388%, 12/26/08	Aa1/AA	300,085
50	Ford Motor Credit Co., 7.25%, 10/25/11	B1/B	48,595
	General Electric Capital Corp., FRN,
200	5.39%, 10/26/09	Aaa/AAA	199,821
800	5.40%, 1/5/09	Aaa/AAA	800,212
400	5.42%, 10/6/10, Ser. A	Aaa/AAA	399,674
100	5.43%, 1/20/10	Aaa/AAA	100,143
300	5.43%, 8/15/11	Aaa/AAA	299,565
	Goldman Sachs Group, Inc.,
700	5.39%, 12/23/08, FRN	Aa3/AA-	699,665
400	5.625%, 1/15/17	A1/A+	396,199
1,000	HSBC Capital Funding L.P., 9.547%, 6/30/10, VRN (b)(c)	A1/A	1,124,446
	HSBC Finance Corp., FRN,
100	5.42%, 10/21/09	Aa3/AA-	99,964
200	5.64%, 11/16/09	Aa3/AA-	201,013
	Lehman Brothers Holdings, Inc., FRN,
300	5.37%, 11/24/08	A1/A+	299,941
600	5.45%, 4/3/09	A1/A+	600,101
200	Merrill Lynch & Co., Inc., Ser. MTN1, 5.428%, 12/4/09, FRN	Aa3/AA-	199,858
100	SMFG Preferred Capital USD 1 Ltd., 6.078%, 1/25/17, VRN (b)(c)	Baa2/BBB	100,194
			6,538,819
	Food & Beverage—0.1%
200	General Mills, Inc., 5.49%, 1/22/10, FRN	Baa1/BBB+	200,111

	Oil & Gas—0.6%
200	El Paso Corp., 8.05%, 10/15/30	Ba3/BB-	227,000
300	Gazprom AG, 10.50%, 10/21/09	A3/BBB	336,375
100	Peabody Energy Corp., 7.375%, 11/1/16	Ba1/BB	105,250
100	Pemex Project Funding Master Trust, 5.75%, 12/15/15	Baa1/BBB	100,200
600	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB-	644,250
			1,413,075
	Retail—0.2%
400	Wal-Mart Stores, Inc., 5.25%, 6/16/08, FRN	Aa2/AA	399,721

	Telecommunications—0.2%
100	AT&T, Inc., 5.46%, 2/5/10, FRN	A2/A	100,063
50	Qwest Corp., 7.50%, 6/15/23	Ba1/BB+	50,812
400	Verizon Communications, Inc., 5.40%, 4/3/09, FRN (d)	A3/A	399,917
			550,792

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Utilities (b)(c)—0.1%
$300	TXU Electric Delivery Co., 5.725%, 9/16/08, FRN	Baa2/BBB-	$299,955

	Total Corporate Bonds & Notes (cost—$16,285,302)		16,867,655

MORTGAGE-RELATED SECURITIES—5.3%

230	Banc of America Funding Corp., 4.114%, 5/25/35, FRN	Aaa/AAA	226,444
82	Countrywide Home Loan Mortgage Pass Through Trust, 5.25%, 2/20/36, FRN	Aaa/AAA	81,513
	Prime Mortgage Trust, FRN,
22	5.72%, 2/25/19	Aaa/AAA	21,827
48	5.72%, 2/25/34	Aaa/AAA	47,674
	Small Business Administration Co.,
2,507	4.524%, 2/10/13	Aaa/AAA	2,434,854
1,645	4.625%, 2/1/25	Aaa/AAA	1,595,451
1,537	4.684%, 9/10/14	Aaa/AAA	1,501,523
1,404	4.87%, 12/1/24	Aaa/AAA	1,383,207
3,245	4.90%, 1/1/23	Aaa/AAA	3,216,945
1,504	4.95%, 3/1/25	NR/NR	1,475,521
900	5.11%, 4/1/25	NR/NR	897,724
19	7.449%, 8/1/10	NR/AAA	19,933

	Total Mortgage-Related Securities (cost—$13,288,061)		12,902,616

ASSET-BACKED SECURITIES—0.5%

	SLM Student Loan Trust,
300	3.80%, 12/15/38 (b)(c)	Aaa/AAA	292,638
1,000	5.316%, 10/27/14, FRN	Aaa/AAA	999,991

	Total Asset-Backed Securities (cost—$1,294,586)		1,292,629

PREFERRED STOCK—0.3%

Shares
Financial Services (b)(c)—0.3%
68	DG Funding Trust, 7.60%, UNIT (cost—$716,526)	715,913

U.S. TREASURY BONDS—0.2%

Principal
Amount
(000)
	U.S. Treasury Bonds,
$306	2.00%, 1/15/26 (f)	290,717
100	4.75%, 2/15/37	98,438
100	6.00%, 2/15/26	113,023
100	6.625%, 2/15/27	121,297

	Total U.S. Treasury Bonds (cost—$620,244)	623,475

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
MUNICIPAL BONDS & NOTES—0.2%

	Texas—0.2%
	Lower Colorado River Auth. Rev. (AMBAC),
$360	5.00%, 5/15/33	Aaa/AAA	$374,015
40	5.00%, 5/15/33, (Pre-refunded @ $100, 5/15/13) (a)	Aaa/AAA	42,734

	Total Municipal Bonds & Notes (cost—$406,942)		416,749

SHORT-TERM INVESTMENTS—14.1%

	Corporate Notes—11.4%
	Automotive—0.3%
800	DaimlerChrysler NA Holding Corp., 5.345% due 6/22/07	A-1/NR	790,142

	Financial Services—11.0%
100	American General Finance Corp., Ser. MTNH, 5.46% due 4/5/07, FRN	Aa2/A+	100,000
24,800	First Boston Corp., 5.125% due 4/2/07	NR/NR	24,800,000
1,000	Ford Motor Credit Co., 6.18% due 9/28/07, FRN	B1/B	999,949
1,000	SLM Corp., Ser. MTNA, 5.44% due 1/25/08, FRN	A2/A	1,000,651
			26,900,600
	Telecommunications (b)(c)—0.1%
300	AT&T, Inc., 4.214% due 6/5/07	A2/NR	299,967

	Total Corporate Notes (cost—$27,981,159)		27,990,709

	U.S. Government Agency Securities—0.6%
1,375	Federal Home Loan Bank, 5.00%, 4/2/07 (cost—$1,374,618)		1,374,618

	U.S. Treasury Bill (g)—0.3%
640	U.S. Treasury Bill, 4.955%, 6/14/07 (cost—$633,393)		633,393

	Sovereign Debt Obligation—0.1%
¥36	Republic of Italy, 3.80%, 3/27/08 (cost—$323,729)	Aa2/A+	315,966

	Repurchase Agreement—1.7%
$4,159	State Street Bank & Trust Co., dated 3/30/07, 4.90%, due 4/2/07, proceeds $4,160,698; collateralized by Federal Home Loan Bank, 4.375%, due 9/17/10, valued at $4,244,070 including accrued interest (cost—$4,159,000)		4,159,000

	Total Short-Term Investments (cost—$34,471,899)		34,473,686

Contracts/
Notional
Amount		Value*
OPTIONS PURCHASED (h)—0.0%

	Call Options—0.0%
	1-Year Interest Rate Swap, Pay 3-Month USD LIBOR Floating Rate Index, Over-the-Counter,
5,000,000	strike rate 4.75%, expires 2/1/08	$12,477
	2-Year Interest Rate Swap, Pay 3-Month USD LIBOR Floating Rate Index, Over-the-Counter,
2,000,000	strike rate 4.80%, expires 8/8/07	5,353
6,000,000	strike rate 4.90%, expires 7/2/07	16,648
8,900,000	strike rate 5.37%, expires 7/2/07	78,791
	2-Year Interest Rate Swap, Pay 6-Month GBP LIBOR Floating Rate Index, Over-the-Counter,
600,000	strike rate 10.00%, expires 6/15/07	19
		113,288
	Put Options—0.0%
	Financial Future Euro—90 day,
36	strike price $91, expires 6/18/07	225
54	strike price $91.25, expires 6/18/07	337
32	strike price $91.25, expires 9/17/07	200
55	strike price $91.25, expires 12/17/07	344
200	strike price $91.75, expires 3/17/08	1,250
83	strike price $92.50, expires 3/17/08	519
40	strike price $92.75, expires 3/17/08	250
204	strike price $93, expires 3/17/08	1,275
		4,400

	Total Options Purchased (cost—$88,703)	117,688

	Total Investments before options written and securities sold short (cost—$237,833,454)—102.0%	250,075,344

OPTIONS WRITTEN (h)—(0.0)%

	Call Options—(0.0)%
	5-Year Interest Rate Swap, Pay 3-Month USD LIBOR Floating Rate Index, Over-the-Counter,
1,000,000	strike rate 4.90%, expires 8/8/07	(6,244)
1,000,000	strike rate 4.90%, expires 2/1/08	(10,139)
3,000,000	strike rate 5.00%, expires 7/2/07	(21,293)
	7-Year Interest Rate Swap, Pay 3-Month USD LIBOR Floating Rate Index, Over-the-Counter,
2,900,000	strike rate 5.50%, expires 7/2/07	(77,099)
	8-Year Interest Rate Swap, Pay 6-Month GBP LIBOR Floating Rate Index, Over-the-Counter,
200,000	strike rate 9.547%, expires 6/15/07	(40)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
3	strike price $108, expires 5/25/07	(2,390)
6	strike price $109, expires 5/25/07	(2,344)
3	strike price $110, expires 5/25/07	(516)
		(120,065)
	Put Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
4	strike price $104, expires 5/25/07	(62)
11	strike price $105, expires 5/25/07	(344)
3	strike price $107, expires 5/25/07	(891)
		(1,297)

	Total Options Written (premiums received—$89,395)	(121,362)

Principal
Amount
(000)		Value*
SECURITIES SOLD SHORT—(1.2)%
	U.S. Government Agency Securities (d)—(1.2)%
$3,000	Fannie Mae, 5.50%, 12/1/37 (proceeds—$2,971,719)	$(2,968,125)

	Total Investments net of options written and securities sold short (cost—$234,772,340)—100.8%	246,985,857

	Liabilities in excess of other assets—(0.8)%	(1,920,251)

	Net Assets—100.0%	$245,065,606

Notes to Schedule of Investments:

(a)   Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or  whose interest  rates vary with changes in a designated base rate (such as the prime interest rate).

(b)   Illiquid security.

(c)   144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)   When-issued security. To be delivered after March 31, 2007.

(e)   Security in default.

(f)    Inflationary Bonds—Principal amount of security is adjusted for inflation.

(g)   All or partial amount segregated as collateral for futures contracts and/or written options.

(h)   Non-income producing.

(i)    Fair-valued security.

Glossary:

¥—Japanese Yen

ADR—American Depositary Receipt

AMBAC—insured by American Municipal Bond Assurance Corp.

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2007.

GBP—British Pound

LIBOR—London Inter-Bank Offered Rate

NR—Not Rated

UNIT—More than one class of securities traded together.

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2007.

*  Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of a security, are fair-valued, in good faith, as determined pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available.  Portfolio securities and other financial instruments, other than debt securities, listed on a national securities exchange or traded the in over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Debt securities (other than short-term obligations) are valued each business day by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter counter market is the primary market or for listed securities in which there were no sales.  Prices obtained by an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Exchange traded options and futures are valued at settlement price determined by the relevant exchange Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value.  Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity  was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Other Investments:

(1) Future contracts outstanding at March 31, 2007:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Euribor Future, December 2007	6	$1,437	12/17/07	$(1,655)
	Euribor Future, March 2008	10	2,395	3/17/08	(7,122)
	Euribor Future, June 2008	22	5,272	6/16/08	(7,189)
	Euribor Future, September 2008	4	959	9/15/08	(919)
	Euribor Future, December 2008	4	959	12/15/08	(769)
	Euribor Future, December 2008	1	118	12/17/08	221
	Euroyen Future, September 2007	16	396,920	9/14/07	2,850
	Euroyen Future, December 2007	38	941,735	12/17/07	8,825
	Financial Future British Pound—90 day, September 2007	7	824	9/30/07	(9,153)
	Financial Future British Pound—90 day, December 2007	12	1,413	12/31/07	(13,090)
	Financial Future British Pound—90 day, March 2008	11	1,296	3/31/08	(5,093)
	Financial Future British Pound—90 day, June 2008	12	1,415	6/30/08	(2,288)
	Financial Future British Pound—90 day, September 2008	2	236	9/30/08	(2,584)
	Financial Future Euro—90 day, September 2007	64	15,188	9/17/07	(36,588)
	Financial Future Euro—90 day, December 2007	319	75,866	12/17/07	(3,713)
	Financial Future Euro—90 day, March 2008	245	58,356	3/17/08	34,625
	Financial Future Euro—90 day, June 2008	112	26,697	6/16/08	21,913
	Financial Future Euro—90 day, September 2008	25	5,960	9/15/08	24,275
	Financial Future Euro—90 day, December 2008	41	9,773	12/15/08	34,038
	German Treasury Notes 10 yr. Futures	5	575	6/7/07	(3,571)
Short:	Eux Acall Eur Bund, May 2007	(6)	(1)	5/24/07	963
	Eux Acall Eur Bund, June 2007	(20)	(1)	5/24/07	3,437
	Eux Aput Eur Bund, May 2007	(26)	(7)	5/24/07	896
	U.S. Treasury Bond, Futures	(29)	(3,226)	6/30/07	49,391
	U.S. Treasury Notes 2 yr. Futures	(9)	(1,844)	6/29/07	656
	U.S. Treasury Notes 10 yr. Futures	(17)	(1,838)	6/20/07	(1,594)
					$86,762

(2) Transactions in options written for the period ended March 31, 2007:

	Contracts/Notional
	Amount	Premiums
Options outstanding, December 31, 2006	7,100,053	$88,889
Options written	1,000,072	29,246
Options terminated in closing transactions	(1)	(934)
Options assigned	(8)	(3,489)
Options expired	(86)	(24,317)
Options outstanding, March 31, 2007	8,100,030	$89,395

(3) Credit default swap agreements outstanding at March 31, 2007:

	Notional
	Amount		Payments
	Payable on		Received
Swap Counterparty/	Default	Termination	(Paid)	Unrealized
Referenced Debt Issuer	(000)	Date	by Fund	Appreciation
Bank of America
Dow Jones CDX	$1,000	12/20/16	(0.65)%	$3,808
Barclays Bank PLC
Pemex	1,000	7/20/11	0.83%	12,000
Goldman Sachs
Andarko Petroleum	100	3/20/08	0.15%	43
Dow Jones CDX	2,000	12/20/16	(0.65)%	5,629
JPMorgan Chase
Gazprom Capital	700	11/20/07	0.415%	1,477
Morgan Stanley
Federation of Russia	100	6/20/07	0.46%	198
				$23,155

(4) Interest rate swap agreements outstanding at March 31, 2007:

	Notional			Rate Type		Unrealized
	Amount		Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)		Date	by Fund	by Fund	(Depreciation)
Bank of America		$2,300	6/20/09	3-Month USD-LIBOR	5.00%	$1,969
Bank of America		900	6/20/37	3-Month USD-LIBOR	5.00%	(9,241)
Barclays Bank		£700	12/20/08	6-Month GBP-LIBOR	6.00%	742
Barclays Bank		¥40,000	3/18/09	6-Month JPY-LIBOR	1.00%	(90)
Barclays Bank		£400	3/20/09	6-Month GBP-LIBOR	6.00%	(1,207)
Barclays Bank		£600	6/15/09	6-Month GBP-LIBOR	5.00%	1,214
Barclays Bank		$1,700	6/20/09	3-Month USD-LIBOR	5.00%	(2,082)
BNP Paribas Bank		€600	10/15/10	5-Year French CPI Ex-Tobacco Daily Reference Index	2.09%	12,328
Citigroup	MXN	300	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	455
Citigroup		$900	6/20/37	3-Month USD-LIBOR	5.00%	(7,230)
Credit Suisse First Boston		£100	6/15/09	6-Month GBP-LIBOR	5.00%	(408)
Credit Suisse First Boston		$1,700	6/20/09	3-Month USD-LIBOR	5.00%	4,429
Credit Suisse First Boston		900	6/20/37	3-Month USD-LIBOR	5.00%	(11,815)
Deutsche Bank		¥120,000	9/18/08	6-Month JPY-LIBOR	1.00%	969
Deutsche Bank		$6,400	12/19/08	3-Month USD-LIBOR	5.00%	16,053
Deutsche Bank		£400	12/20/08	6-Month GBP-LIBOR	6.00%	307
Deutsche Bank		¥60,000	3/18/09	6-Month JPY-LIBOR	1.00%	298
Deutsche Bank		$8,400	6/20/09	3-Month USD-LIBOR	5.00%	34,192
Deutsche Bank	AUD	300	6/20/09	6-Month Australian Bank Bill	6.00%	(1,258)
Deutsche Bank		¥130,000	6/20/12	6-Month JPY-LIBOR	1.50%	5,351
Deutsche Bank		¥80,000	12/20/16	6-Month JPY-LIBOR	2.00%	3,723
Deutsche Bank		¥20,000	12/20/26	6-Month JPY-LIBOR	2.50%	(108)
Goldman Sachs		€300	3/20/09	6-Month EUR-LIBOR	4.00%	—
Goldman Sachs		£800	6/15/09	6-Month GBP-LIBOR	5.00%	(3,889)
Goldman Sachs		€100	3/30/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.96%	—
Goldman Sachs		¥40,000	6/20/12	6-Month JPY-LIBOR	1.50%	2,766
Goldman Sachs		$800	6/20/37	3-Month USD-LIBOR	5.00%	5,334
HSBC Bank		£100	12/15/36	4.00%	6-Month GBP-LIBOR	11,354
Lehman Brothers, Inc.		£800	9/20/09	6-Month GBP-LIBOR	4.50%	(34,832)
Lehman Brothers, Inc.		$300	6/20/37	3-Month USD-LIBOR	5.00%	(6,096)
Merrill Lynch	BRL	200	1/4/10	BRL-CDI-Compounded	12.948%	2,148
Merrill Lynch		£200	12/15/35	4.00%	6-Month GBP-LIBOR	8,546
Morgan Stanley		$600	6/20/09	3-Month USD-LIBOR	5.00%	(648)
Morgan Stanley	BRL	400	1/4/10	BRL-CDI-Compounded	12.78%	3,571
Morgan Stanley		¥20,000	6/20/12	6-Month JPY-LIBOR	1.50%	322
Morgan Stanley		¥20,000	12/20/26	6-Month JPY-LIBOR	2.50%	1,297
Morgan Stanley		€500	6/18/34	6-Month EUR-LIBOR	6.00%	10,165
Royal Bank of Canada	CAD	100	6/15/27	3-Month Canadian Bank Bill	4.50%	(2,375)
Royal Bank of Scotland		$6,400	12/19/08	3-Month USD-LIBOR	5.00%	15,189
Royal Bank of Scotland		£400	3/20/09	6-Month GBP-LIBOR	6.00%	(1,406)
Royal Bank of Scotland		$900	6/20/09	3-Month USD-LIBOR	5.00%	(4,828)
Royal Bank of Scotland		€100	3/28/12	5-Year French CPI Ex-Tobacco Daily Reference Index	1.955%	—
Royal Bank of Scotland		£100	12/15/36	4.00%	6-Month GBP-LIBOR	2,329
Royal Bank of Scotland		$1,400	6/20/37	3-Month USD-LIBOR	5.00%	(52,693)
UBS		¥600,000	3/19/08	6-Month JPY-LIBOR	1.00%	2,272
UBS		¥30,000	9/18/08	6-Month JPY-LIBOR	1.00%	231
UBS		¥700,000	3/18/09	6-Month JPY-LIBOR	1.00%	2,600
UBS		¥90,000	6/20/12	6-Month JPY-LIBOR	1.50%	3,125
UBS		¥10,000	12/20/16	6-Month JPY-LIBOR	2.00%	371
						$13,444

£—British Pound

€—Euro

¥—Japanese Yen

AUD—Australian Dollars

BRL—Brazilian Real

CAD—Canadian Dollars

LIBOR—London Inter-Bank Offered Rate

MXN—Mexican Pesos

(5) Forward foreign currency contracts outstanding at March 31, 2007:

	U.S.$ Value	U.S.$ Value	Unrealized
	Origination Date	March 31, 2007	(Depreciation)
Sold:
£ 83,000 settling 4/5/07	$162,220	$163,379	$(1,159)
€ 343,000 settling 4/26/07	458,454	459,209	(755)
¥ 268,897,000 settling 5/15/07	2,234,514	2,301,423	(66,909)
			$(68,823)

£—British Pound

€—Euro

¥—Japanese Yen

Schedule of Investments

Premier VIT OpCap Mid Cap Portfolio

March 31, 2007 (unaudited)

Shares		Value*

	COMMON STOCK—95.4%

	Advertising—3.5%
17,860	Lamar Advertising Co.	$1,124,644
23,251	WPP Group PLC ADR	1,766,844
		2,891,488
	Aerospace/Defense—5.1%
27,290	DRS Technologies, Inc.	1,423,719
21,999	Goodrich Corp.	1,132,509
50,465	Spirit Aerosystems Holdings, Inc. (a)	1,607,310
		4,163,538
	Banking—4.5%
36,000	Prosperity Bancshares, Inc.	1,250,640
21,997	Signature Bank (a)	715,782
20,179	Zions Bancorp	1,705,529
		3,671,951
	Building/Construction—2.3%
21,533	Centex Corp.	899,649
45,025	D.R. Horton, Inc.	990,550
		1,890,199
	Business Services—5.9%
46,900	ChoicePoint, Inc. (a)	1,755,467
18,855	Dun & Bradstreet Corp.	1,719,576
48,309	MoneyGram International, Inc.	1,341,058
		4,816,101
	Chemicals—1.5%
21,500	Cytec Industries, Inc.	1,209,160

	Commercial Services—2.7%
21,327	CDW Corp.	1,310,118
19,121	Weight Watchers International, Inc.	881,287
		2,191,405
	Drugs & Medical Products—1.1%
13,662	Invitrogen Corp. (a)	869,586

	Electronics—4.6%
18,650	Amphenol Corp.	1,204,230
65,304	Gentex Corp.	1,061,190
68,300	Jabil Circuit, Inc.	1,462,303
		3,727,723
	Financial Services—5.7%
15,718	CIT Group, Inc.	831,796
37,198	Investment Technology Group, Inc. (a)	1,458,162
30,159	Lazard Ltd.	1,513,379
57,800	TD Ameritrade Holding Corp. (a)	860,064
		4,663,401
	Food Services (a)—1.5%
40,500	Smithfield Foods, Inc.	1,212,975

	Healthcare & Hospitals (a)—8.4%
20,800	Coventry Health Care, Inc.	1,165,840
38,500	DaVita, Inc.	2,052,820
27,400	Health Net, Inc.	1,474,394
8,556	Laboratory Corp. of America Holdings	621,422
43,100	Medimmune, Inc.	1,568,409
		6,882,885
	Insurance—6.6%
36,042	OneBeacon Insurance Group Ltd.	901,050
28,185	Platinum Underwriters Holdings Ltd.	904,175
16,538	Reinsurance Group of America, Inc.	954,573
19,770	RenaissanceRe Holdings Ltd.	991,268
34,300	StanCorp Financial Group, Inc.	1,686,531
		5,437,597
	Machinery/Engineering—5.9%
50,319	AMETEK, Inc.	1,738,018
29,900	Joy Global, Inc.	1,282,710
46,006	Zebra Technologies Corp. (a)	1,776,292
		4,797,020
	Manufacturing—1.3%
60,354	Goodman Global, Inc. (a)	1,063,437

	Measuring Instruments—2.4%
46,527	Tektronix, Inc.	1,310,200
14,100	Thermo Fisher Scientific, Inc. (a)	659,175
		1,969,375
	Oil & Gas—9.5%
17,772	FMC Technologies, Inc. (a)	1,239,775
21,751	Grant Prideco, Inc. (a)	1,084,070
18,388	Hess Corp.	1,019,982
18,600	National-Oilwell Varco, Inc. (a)	1,446,894
47,797	Range Resources Corp.	1,596,420
49,600	Vectren Corp.	1,418,560
		7,805,701
	Real Estate (REIT) (a)—4.7%
20,548	AMB Property Corp.	1,208,017
28,083	CBL & Assoc. Properties, Inc.	1,259,242
44,270	Nationwide Health Properties, Inc.	1,383,880
		3,851,139
	Retail—6.8%
20,972	Advance Auto Parts, Inc.	808,471
68,301	Dollar General Corp.	1,444,566
27,100	K-Swiss, Inc.	732,242
43,100	Ross Stores, Inc.	1,482,640
39,500	Wolverine World Wide, Inc.	1,128,515
		5,596,434
	Semi-conductors—1.2%
18,497	KLA-Tencor Corp.	986,260

	Telecommunications—1.9%
30,939	Juniper Networks, Inc. (a)	608,879
13,132	NII Holdings, Inc. (a)	974,132
		1,583,011

Shares		Value*
	Transportation—1.9%
63,900	UTI Worldwide, Inc.	$1,570,662

	Trucks & Trailers—1.3%
20,398	Oshkosh Truck Corp.	1,081,094

	Utilities—5.1%
7,751	Dominion Resources, Inc.	688,056
42,551	DPL, Inc.	1,322,911
21,800	Mirant Corp. (a)	882,028
29,553	SCANA Corp.	1,275,803
		4,168,798

	Total Common Stock (cost—$74,028,310)	78,100,940

Principal
Amount
(000s)
	SHORT-TERM INVESTMENTS—4.3%
	U.S. Government Agency
	Discount Notes—4.2%
$3,419	Federal Home Loan Bank, 5.00%, 4/2/07 (cost—$3,419,050)		3,419,050

	Repurchase Agreement—0.1%
	State Street Bank & Trust Co., dated 3/30/07, 4.90%, due 4/2/07, proceeds $110,045; collateralized by Fannie Mae, 4.25%, due 5/15/09, valued at $115,503 including accrued interest (cost—$110,000)	110	110,000

	Total Short-Term Investments (cost—$3,529,050)		3,529,050

	Total Investments (cost—$77,557,360)—99.7%		81,629,990

	Other assets less liabilities—0.3%		243,980

	Net Assets—100.0%		$81,873,970

Notes to Schedule of Investments:
(a) Non-income producing.

Glossary:
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

*  Portfolio securities and other financial instruments for which market  quotations are readily available are stated at market value. Portfolio  securities and other financial instruments for which market quotations  are not readily available or if a development/event occurs that may  significantly impact the value of a security, are fair-valued, in good  faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national  securities exchange or traded in the over-the-counter National Market  System are valued each business day at the last reported sales price;  if there are no such reported sales, the securities are valued at their  last quoted bid price. Other portfolio securities traded over-the-counter  and not part of the National Market System are valued at their last  quoted bid price. Short-term securities maturing in 60 days or less are  valued at amortized cost, if their original maturity was 60 days or less,  or by amortizing their value on the 61st day prior to maturity, if the  original term to maturity exceeded 60 days. The prices used by the  Portfolio to value securities may differ from the value that would be  realized if the securities were sold. The Portfolio’s net asset value is  determined daily at the close of regular trading (normally, 4:00 p.m.  Eastern Time) on the New York Stock Exchange (“NYSE”) on each  day the NYSE is open for business.

Schedule of Investments

Premier VIT OpCap Renaissance Portfolio

March 31, 2007 (unaudited)

Shares		Value*

	COMMON STOCK—96.3%

	Aerospace/Defense—7.3%
17,200	Goodrich Corp.	$885,456
13,800	Oshkosh Truck Corp.	731,400
24,224	Spirit Aerosystems Holdings, Inc. (a)	771,534
		2,388,390
	Automotive—0.5%
22,400	Ford Motor Co.	176,736

	Banking—6.1%
14,200	Bank of New York Co., Inc.	575,810
2,800	M&T Bank Corp.	324,324
13,200	Zions Bancorp.	1,115,664
		2,015,798
	Building/Construction—2.2%
7,700	Centex Corp.	321,706
9,200	Lennar Corp.	388,332
		710,038
	Chemicals—1.0%
5,900	Cytec Industries, Inc.	331,816

	Commercial Services—2.9%
11,200	ChoicePoint, Inc. (a)	419,216
25,200	H&R Block, Inc.	530,208
		949,424
	Computer Services—1.2%
7,996	CACI International, Inc. (a)	374,693

	Consumer Products—1.9%
9,500	Clorox Co.	605,055

	Containers & Packing—0.6%
17,500	Smurfit-Stone Container Corp. (a)	197,050

	Drugs & Medical Products—1.0%
6,400	DaVita, Inc. (a)	341,248

	Electronics—1.3%
7,600	AMETEK, Inc.	262,504
2,700	Amphenol Corp.	174,339
		436,843
	Energy—0.0%
400	Arch Coal, Inc.	12,276

	Financial Services—9.8%
5,700	CIT Group, Inc.	301,644
8,143	Fortress Investment Group LLC, Class A	233,541
6,500	Investment Technology Group, Inc. (a)	254,800
5,500	Lazard Ltd., Class A	275,990
4,700	MBIA, Inc.	307,803
9,200	Prosperity Bancshares, Inc.	319,608
23,700	StanCorp Financial Group, Inc.	1,165,329
25,300	TD Ameritrade Holding Corp. (a)	376,464
		3,235,179
	Health & Hospitals—1.9%
5,900	Invitrogen Corp. (a)	375,535
3,600	Laboratory Corp. of America Holdings (a)	261,468
		637,003
	Healthcare—3.2%
5,800	Coventry Health Care, Inc. (a)	325,090
13,200	Health Net, Inc. (a)	710,292
		1,035,382
	Insurance—5.5%
3,800	Ambac Financial Group, Inc.	328,282
10,600	OneBeacon Insurance Group Ltd.	265,000
3,900	PartnerRe Ltd.	267,306
12,540	Platinum Underwriters Holdings Ltd.	402,283
9,500	Reinsurance Group of America, Inc.	548,340
		1,811,211
	Leisure—2.6%
20,400	Royal Caribbean Cruises Ltd.	860,064

	Machinery—3.5%
7,700	Joy Global, Inc.	330,330
21,200	Zebra Technologies Corp. (a)	818,532
		1,148,862
	Measuring Instruments—1.4%
16,200	Tektronix, Inc.	456,192

	Oil & Gas—7.6%
7,000	ConocoPhillips	478,450
4,800	FMC Technologies, Inc. (a)	334,848
9,400	Hess Corp.	521,418
7,700	National-Oilwell Varco, Inc. (a)	598,983
17,200	Range Resources Corp.	574,480
		2,508,179
	Pharmaceuticals—2.4%
15,700	Medimmune, Inc. (a)	571,323
3,164	Nektar Therapeutics, Inc. (a)	41,322
4,800	Teva Pharmaceutical Industries Ltd. ADR	179,664
		792,309
	Real Estate (REIT)—6.9%
20,800	CBL & Assoc. Properties, Inc.	932,672
9,800	Douglas Emmett, Inc.	250,194
16,000	Nationwide Health Properties, Inc.	500,160
9,100	ProLogis Trust	590,863
		2,273,889

Shares		Value*

	Retail—5.9%
6,800	Advance Auto Parts, Inc.	$262,140
14,200	K-Swiss, Inc.	383,684
31,300	TJX Cos., Inc.	843,848
9,500	Walgreen Co.	435,955
		1,925,627
	Semi-conductors—0.7%
13,400	Fairchild Semi-conductor International, Inc. (a)	224,048

	Technology—0.5%
8,500	Juniper Networks, Inc. (a)	167,280

	Telecommunications—3.1%
53,900	Sprint Corp.	1,021,944

	Transportation—1.7%
22,100	UTI Worldwide, Inc.	543,218

	Utilities—12.6%
8,600	Dominion Resources, Inc.	763,422
13,200	DPL, Inc.	410,388
27,400	Duke Energy Corp.	555,946
7,100	Entergy Corp.	744,932
6,000	Mirant Corp. (a)	242,760
9,700	SCANA Corp.	418,749
10,000	Southern Co.	366,500
9,319	Vectren Corp.	266,523
7,900	Wisconsin Energy Corp.	383,308
		4,152,528
	Wholesale—1.0%
5,400	CDW Corp.	331,722

	Total Common Stock (cost—$30,414,435)	31,664,004

	FOREIGN COMMON STOCK—2.6%
	Norway—0.5%
	Oil & Gas—0.5%
11,900	Prosafe ASA	179,155

	United Kingdom—2.1%
	Advertising—2.1%
45,200	WPP Group PLC	686,515

	Total Foreign Common Stock (cost—$689,732)	865,670

Principal
Amount
(000)

	SHORT TERM INVESTMENT—1.7%
	Repurchase Agreement—1.7%
$557	State Street Bank & Trust Co., dated 3/30/07, 4.90%, due 4/2/07, proceeds $557,227; collateralized by Fannie Mae, 5.625%, due 11/15/21, valued at $569,100 including accrued interest (cost—$557,000)	557,000

	Total Investments (cost—$31,661,167) (b)—100.6%	33,086,674

	Liabilities in excess of other assets—(0.6)%	(185,137)

	Net Assets—100.0%	$32,901,537

Notes to Schedule of Investments:

(a) Non-income producing.

(b) Fair-valued security—Securities with an aggregate value of $865,670, representing 2.6% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*  Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by a third-party vendor. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist by making fair value estimates. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities.

Schedule of Investments

Premier VIT OpCap Small Cap Portfolio

March 31, 2007 (unaudited)

Shares		Value*

	COMMON STOCK—98.0%
	Aerospace/Defense—2.0%
82,500	AAR Corp. (a)	$2,273,700
23,800	Loral Space & Communications, Inc. (a)	1,210,944
		3,484,644
	Airlines—1.8%
136,200	Republic Airways Holdings, Inc. (a)	3,127,152

	Automotive—1.1%
55,200	Keystone Automotive Industries, Inc. (a)	1,860,240

	Banking—6.7%
80,464	First State Bancorp.	1,814,463
143,000	Global Cash Access, Inc. (a)	2,386,670
80,800	Pacific Capital Bancorp.	2,595,296
58,500	Prosperity Bancshares, Inc.	2,032,290
82,500	Signature Bank (a)	2,684,550
		11,513,269
	Building/Construction—3.3%
52,400	Astec Industries, Inc. (a)	2,109,100
79,200	Goodman Global, Inc. (a)	1,395,504
44,200	NCI Building Systems, Inc. (a)	2,110,108
		5,614,712
	Business Services—3.5%
51,300	Geo Group, Inc. (a)	2,324,916
53,500	Macquarie Infrastructure Co. Trust	2,102,550
68,500	Rollins, Inc.	1,576,185
		6,003,651
	Computer Software—7.6%
88,000	Blackbaud, Inc.	2,148,960
401,200	Borland Software Corp. (a)	2,114,324
168,600	Glu Mobile, Inc. (a)	1,686,000
271,000	Informatica Corp. (a)	3,639,530
96,400	THQ, Inc. (a)	3,295,916
		12,884,730
	Consumer Products—5.7%
94,000	Central Garden & Pet Co. (a)	1,388,380
113,100	Central Garden & Pet Co. Class A (a)	1,662,570
86,950	Jarden Corp. (a)	3,330,185
66,300	Oxford Industries, Inc.	3,277,872
		9,659,007
	Diversified Manufacturing—3.2%
123,000	Hexcel Corp. (a)	2,441,550
102,100	Reddy Ice Holdings, Inc.	3,081,378
		5,522,928
	Drugs & Medical Products—6.5%
94,100	Abaxis, Inc. (a)	2,293,217
123,400	Cepheid, Inc. (a)	1,465,992
87,300	Immucor, Inc. (a)	2,569,239
92,200	Nastech Pharmaceutical Co., Inc. (a)	994,838
210,800	Perrigo Co.	3,722,728
		11,046,014
	Education—1.4%
64,600	Bright Horizons Family Solutions, Inc. (a)	2,438,650

	Electronics—2.1%
49,600	Daktronics, Inc.	1,361,024
171,800	Photon Dynamics, Inc. (a)	2,166,398
		3,527,422
	Financial Services—3.5%
25,843	Affiliated Managers Group, Inc. (a)	2,800,089
78,700	Investment Technology Group, Inc. (a)	3,085,040
		5,885,129
	Food Services—3.0%
189,300	Carrols Restaurant Group, Inc. (a)	2,746,743
76,621	Performance Food Group Co. (a)	2,365,290
		5,112,033
	Healthcare & Hospitals—5.8%
90,400	Emergency Medical Services Corp. (a)	2,663,184
59,100	Healthcare Services Group, Inc.	1,693,215
82,300	PARAXEL International Corp. (a)	2,960,331
155,800	Symmetry Medical, Inc. (a)	2,544,214
		9,860,944
	Insurance—7.5%
44,500	Delphi Financial Group, Inc.	1,790,235
56,900	First Mercury Financial Corp. (a)	1,169,295
68,148	James River Group, Inc.	2,133,714
132,200	RAM Holdings Ltd. (a)	2,016,050
45,800	RLI Corp.	2,515,794
33,179	Triad Guaranty, Inc. (a)	1,373,942
50,775	United Fire & Casualty Co.	1,783,726
		12,782,756
	Leasing—2.3%
115,400	H&E Equipment Services, Inc. (a)	2,481,100
56,000	Mobile Mini, Inc. (a)	1,499,680
		3,980,780
	Metals & Mining—3.2%
126,000	Claymont Steel Holdings, Inc. (a)	2,511,180
88,100	Dynamic Materials Corp. (a)	2,882,632
		5,393,812
	Multi-Media—1.3%
137,300	World Wrestling Entertainment, Inc., Class A	2,237,990

	Oil & Gas—6.9%
74,000	Atmos Energy Corp.	2,314,720
29,276	FMC Technologies, Inc. (a)	2,042,294
135,800	Rosetta Resources, Inc. (a)	2,789,332
25,000	Universal Compression Holdings, Inc. (a)	1,692,000
104,700	Vectren Corp.	2,994,420
		11,832,766

Shares		Value*

	Real Estate (REIT)—5.3%
51,200	Cousins Properties, Inc.	$1,682,432
98,900	Crystal River Capital, Inc.	2,654,476
127,900	DiamondRock Hospitality Co.	2,430,100
149,742	Medical Properties Trust, Inc.	2,199,710
		8,966,718
	Retail—6.8%
124,600	A.C. Moore Arts & Crafts, Inc. (a)	2,658,964
77,400	Aeropostale, Inc. (a)	3,113,802
177,300	Iconix Brand Group, Inc. (a)	3,616,920
78,100	Wolverine World Wide, Inc.	2,231,317
		11,621,003
	Semi-conductors—3.9%
141,800	Fairchild Semi-conductor International, Inc. (a)	2,370,896
256,000	Mattson Technology, Inc. (a)	2,329,600
242,600	Silicon Image, Inc. (a)	1,979,616
		6,680,112
	Telecommunications—2.6%
65,200	Commtech Telecommunications Corp. (a)	2,525,196
180,400	Syniverse Holdings, Inc. (a)	1,901,416
		4,426,612
	Trucking/Shipping—1.0%
51,600	Horizon Lines, Inc.	1,693,512

	Total Common Stock (cost—$141,313,299)	167,156,586

Principal
Amount
(000s)
	SHORT-TERM INVESTMENTS—0.8%
	U.S. Government Agency
	Discount Notes—0.7%
$1,275	Federal Home Loan Bank, 5.00%, 4/2/07 (cost—$1,274,646)	1,274,646

	Repurchase Agreement—0.1%
88	State Street Bank & Trust Co., dated 3/30/07, 4.90%, due 4/2/07, proceeds $88,036; collateralized by Fannie Mae, 4.25%, due 5/15/09, valued at $90,394 including accrued interest (cost—$88,000)	88,000

	Total Short-Term Investments (cost—$1,362,646)	1,362,646

	Total Investments (cost—$142,675,945)—98.8%	168,519,232

	Other assets less liabilities—1.2%	2,075,909

	Net Assets—100.0%	$170,595,141

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

* Portfolio securities and other financial instruments for which market  quotations are readily available are stated at market value. Portfolio  securities and other financial instruments for which market quotations are  not readily available or if a development/event occurs that may significantly  impact the value of a security, are fair-valued, in good faith, pursuant to  guidelines established by the Board of Trustees.  Portfolio securities and other financial instruments listed on a national securities exchange or traded in the  over-the-counter National Market System are valued each business day at  the last reported sales price; if there are no such reported sales, the  securities are valued at their last quoted bid price. Other portfolio securities  traded over-the-counter and not part of the National Market System are  valued at their last quoted bid price. The market value for NASDAQ National  Market and Small Cap securities may also be calculated using the NASDAQ  Official Closing Price instead of the last reported sales price. Short-term  securities maturing in 60 days or less are valued at amortized cost, if their  original term to maturity was 60 days or less, or by amortizing their value  on the 61st day prior to maturity, if the original term to maturity exceeded  60 days. The prices used by the Portfolio to value securities may differ  from the value that would be realized if the securities were sold. The  Portfolio’s net asset value is determined daily at the close of regular trading  (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange  (“NYSE”) on each day the NYSE is open for business.

Item 2. Controls and Procedures

a)              The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier VIT

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 29, 2007

By	/s/ Lawrence G. Altadonna
Treasurer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 29, 2007

By	/s/ Lawrence G. Altadonna
Treasurer

Date: May 29, 2007